U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 24, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Cullen Funds Trust (the “Trust”)
File numbers: 811-09871 and 333-33302

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information (“SAI”) that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and SAI contained in the most recent amendment to the Trust’s Registration Statement (i.e., Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 25 was filed electronically via EDGAR on April 21, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For US BANCORP FUND SERVICES, LLC